Note 1 - Net Sales from Significant Customers by Segment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 4,920	$ 4,507	$ 12,782	$ 12,127
Medical [Member]
Net sales	3,855	3,586	10,182	10,013
Customer Concentration Risk [Member] | Stryker [Member] | Medical [Member]
Net sales	$ 688	$ 1,202	$ 1,529	$ 3,548
Sales Revenue, Net [Member] | Credit Concentration Risk [Member] | Stryker [Member]
Percentage of accounts receivable, net	14.00%	27.00%	12.00%	29.00%
Sales Revenue, Segment [Member] | Customer Concentration Risk [Member] | Stryker [Member]
Percentage of accounts receivable, net	18.00%	34.00%	15.00%	35.00%